Subsequent Events (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				1 Months Ended	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Apr. 30, 2014 ENSCO 85 [Member] Jackups Member Subsequent Event [Member]	Jun. 30, 2014 Discontinued Operations [Member]
Subsequent Event [Line Items]
Net Cash Provided by (Used in) Discontinued Operations		$ (24.1)	$ 55.4		$ 64.4
Proceeds from Sale of Property, Plant, and Equipment			15.5
Assets held for sale		53.7		8.6
Impairment of Long-Lived Assets to be Disposed of						546.4
Asset Impairment Charges	$ 991.5